Filed pursuant to Rule 497(j)

Registration Nos. 333-138592 and 811-21979

[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

January 31, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Trust V (the “Registrant”)
File No. 333-138592

Ladies and Gentlemen:

On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that portions of the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant as it relates to the Registrant’s series Nuveen Gresham Diversified Commodity Strategy Fund, Nuveen NWQ Flexible Income Fund and Nuveen Preferred Securities and Income Fund, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 52, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on January 26, 2018.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren